UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21283
                                                     ---------

                         EXCELSIOR BUYOUT INVESTORS, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 HIGH RIDGE ROAD
                               STAMFORD, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 MS. DAINA HILL
                UNITED STATES TRUST COMPANY, NATIONAL ASSOCIATION
                               114 W. 47TH STREET
                               NEW YORK, NY 10036
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4400
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

        PERCENT                                                                            ACQUISITION
         OWNED                                                                                DATE ##           VALUE
        -------                                                                           -------------    --------------
                                   PRIVATE INVESTMENT FUNDS **, # -- 65.47%

          Domestic Buyout Funds (44.90%)

          0.44%   2003 Riverside Capital Appreciation Fund, L.P.                          06/04 - 04/06      $ 1,453,011
          0.79%   Berkshire Partners VI, L.P.                                             06/04 - 06/06        5,295,640
          1.87%   Blue Point Capital Partners, L.P.                                       06/04 - 02/06        2,568,197
          0.93%   Blum Strategic Partners II, L.P.                                        06/04 - 04/05        7,440,198
          0.58%   Catterton Partners V, L.P.                                              06/04 - 06/06        2,421,520
          1.91%   Charlesbank Equity Fund V, L.P.                                         06/04 - 03/06        6,017,342
          1.14%   Lincolnshire Equity Fund III, L.P.                                      12/04 - 05/06        1,694,602
                                                                                                             -----------
                                                                                                              26,890,510
                                                                                                             -----------
          European Buyout Funds (12.45%)
          1.01%   Advent Global Private Equity Fund IV-A, L.P.                            06/04 - 10/05        3,775,745
          0.54%   Electra European Fund, L.P.*                                            06/04 - 10/05        3,677,730
                                                                                                             -----------
                                                                                                               7,453,475
                                                                                                             -----------
          Distressed Investment Funds (8.12%)
          0.34%   MatlinPatterson Global Opportunities Partners, L.P.                         06/04            3,271,789
          0.20%   OCM Principal Opportunities Fund II, L.P.                                06/04-12/04         1,592,066
                                                                                                             -----------

                                                                                                               4,863,855
                                                                                                             -----------

                                                                                                             ===========
                        ------------------------------------------------------------
                        TOTAL -- PRIVATE INVESTMENT FUNDS (Cost $13,205,954)                                  39,207,840
                                                                                                             ===========

PAR AMOUNT
----------
                                       SHORT TERM SECURITIES -- 42.94%


3,265,000         Federal Farm Credit Bank Discount Note, 4.95%, 07/03/06                                    $ 3,264,102
4,000,000         Federal Farm Credit Bank Discount Note, 5.06%, 07/06/06                                      3,997,189
1,500,000         First Tennessee Bank Certificate of Deposit, 5.09%, 07/07/06                                 1,499,926
5,000,000         Federal National Mortgage Association Discount Note, 5.06%, 07/10/06                         4,993,675
1,500,000         UBS Finance Discount Commercial Paper, 5.115%, 07/12/06                                      1,497,656
1,500,000         International Lease Financial Corp Commercial Paper, 5.18%, 07/21/06                         1,495,683
9,000,000         Federal Home Loan Bank Discount Note, 5.195%, 07/28/06                                       8,964,934
                                                                                                             ===========

                         TOTAL ---- SHORT TERM SECURITIES (Cost $25,713,165)                                  25,713,165

                   TOTAL INVESTMENTS (Cost $38,919,119) -- 108.41%                                            64,921,005
                   OTHER ASSETS & LIABILITIES (NET) -- (8.41)%                                                (5,037,844)
                                                                                                             ===========

                   NET ASSETS -- 100.00%                                                                      59,883,161

*     Security is denominated in Euros. Value shown is in U.S. dollars.

** Restricted as to public resale. Acquired from June 2004 to June 2006. Total cost of restricted securities at June 30, 2006 aggregated $13,205,954. Total value of restricted securities owned at June 30, 2006 was $39,207,840 or 65.47% of net assets.

#     Non-income producing securities.

##    Required disclosure for restricted securities only.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                 EXCELSIOR BUYOUT INVESTORS, LLC
            --------------------------------------------------------------------


By (Signature and Title)     /s/ JAMES L. BAILEY
                        --------------------------------------------------------
                             James L. Bailey, Co-Chief Executive Officer
                             (Co-Principal Executive Officer)

Date August 28, 2006


By (Signature and Title)     /s/ LEE A. GARDELLA
                        --------------------------------------------------------
                             Lee A. Gardella, Co-Chief Executive Officer
                             (Co- Principal Executive Officer)

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ JAMES L. BAILEY
                        --------------------------------------------------------
                             James L. Bailey, Co-Chief Executive Officer
                             (Co-Principal Executive Officer)

Date August 28, 2006


By (Signature and Title)     /s/ LEE A. GARDELLA
                        --------------------------------------------------------
                             Lee A. Gardella, Co-Chief Executive Officer
                             (Co- Principal Executive Officer)

Date August 28, 2006


By (Signature and Title)*    /s/ ROBERT F. AUFENANGER
                         -------------------------------------------------------
                             Robert F. Aufenanger, Chief Financial Officer
                             (Principal Financial Officer)

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.